Intangible assets, net (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 80,754	$ 73,050
Accumulated Amortization	(44,200)	(31,168)
Net Carrying Amount	36,554	41,882
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	49,636	43,337
Accumulated Amortization	(20,269)	(12,808)
Net Carrying Amount	29,367	30,529
Capitalized internal-use software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	7,005	6,292
Accumulated Amortization	(6,176)	(5,714)
Net Carrying Amount	829	578
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13,863	11,998
Accumulated Amortization	(10,700)	(7,152)
Net Carrying Amount	3,163	4,846
Creatives Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,994	4,252
Accumulated Amortization	(1,994)	(1,676)
Net Carrying Amount	0	2,576
Talents relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,438	1,438
Accumulated Amortization	(1,438)	(894)
Net Carrying Amount	0	544
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,850	4,765
Accumulated Amortization	(2,655)	(1,982)
Net Carrying Amount	3,195	2,783
Courses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	968	968
Accumulated Amortization	(968)	(942)
Net Carrying Amount	$ 0	$ 26